Investment in Equity Investees	12 Months Ended
Dec. 31, 2010
Investment in Equity Investees [Abstract]
Investment in Equity Investees
10.	Investment in equity investees

	December 31,
	2009	2010
	(RMB)	(RMB)	(US$)
Beginning balance	—	—	—
Investment in Tonghua	—	3,000,000	454,545
Investment in Huayi Juren Information (Note 5)	—	32,774,051	4,965,766
Equity in losses	—	(648,106)	(98,198)

Ending balance	—	35,125,945	5,322,113

On February 4, 2010, the Company and another individual established a joint venture, Shanghai Tonghua Network Technology Co. Ltd (“Tonghua”), which specializes in online game research and development. The Company’s 30% equity interest amounted to RMB 3,000,000. As the Company exercises significant influence over the operating and financial activities of Tonghua, the investment is accounted for under the equity method as prescribed by ASC 323-10.